Sharon Tomko Talcott Resolution Law Group The Hartford One Hartford Plaza (NP4-TR1) Hartford, CT 06115 Tel. 1-860-547-4416 sharon.tomko@thehartford.com

May 5, 2016

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-8629
Attn: Division of Investment Management

Re:    See Exhibit “A” attached

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants’ most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 21, 2016.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A
Hartford Life Insurance Company Separate Account Two (“Registrant”)
File No. 333-69489    Nations II/IIR
File No. 333-41213    Nations I/IR

Hartford Life Insurance Company Separate Account Three (“Registrant”)
File No. 333-69493    Select Dimensions II/IIR
File No. 333-52711    Select Dimensions Asset Manager I/IR
File No. 033-80738    Select Dimensions I/IR

Hartford Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 333-69491    Select Dimensions II/IIR
File No. 333-52707    Select Dimensions Asset Manager I/IR
File No. 033-80732    Select Dimensions I/IR

Hartford Life and Annuity Insurance Company Separate Account Six (“Registrant”)
File No. 033-86330    Hartford Pathmaker

Hartford Life Insurance Company Separate Account Seven (“Registrant”)
File No. 333-105254    Hartford Leaders Epic Plus I/IR
File No. 333-105270    Hartford Leaders Epic Outlook I/IR
File No. 333-69475    Hartford Leaders I/IR
Hartford Leaders Solution I/IR
Hartford Leaders Elite I/IR
Director Focus I/IR
File No. 333-70153    Hartford Leaders Access I/IR
File No. 333-91927    Hartford Leaders Plus I/IR
Hartford Leaders Elite Plus I/IR
Hartford Leaders Solution Plus I/IR
File No. 333-40414    Hartford Leaders Outlook I/IR
Hartford Leaders Elite Outlook I/IR
Hartford Leaders Solution Outlook I/IR
Huntington Hartford Leaders Outlook I/IR
Classic Hartford Leaders Outlook I/IR
Nations Outlook Variable Annuity I/IR

Hartford Life and Annuity Insurance Company Separate Account Seven (“Registrant”)
File No. 333-105256    Hartford Leaders Epic Plus I/IR
File No. 333-105272    Hartford Leaders Epic Outlook I/IR
File No. 333-76419    Hartford Leaders I/IR
Hartford Leaders Solution I/IR
File No. 333-76425    Hartford Leaders Access I/IR
File No. 333-91921    Hartford Leaders Plus I/IR
Hartford Leaders Solution Plus I/IR
File No. 333-40410    Hartford Leaders Outlook I/IR
Hartford Leaders Elite Outlook I/IR
Hartford Leaders Solution Outlook I/IR
File No. 333-95785    Hartford Leaders Vision I/IR

Hartford Life Insurance Company Separate Account Ten (“Registrant”)
File No. 333-101929    Putnam Hartford Capital Access II/IIR
File No. 333-101940    Putnam Hartford Capital Manager Edge II/IIR
File No. 333-101946    Putnam Hartford Capital Manager Plus II/IIR

File No. 333-101952    Putnam Hartford Capital Manager Outlook II/IIR
File No. 333-69439    Putnam Hartford Capital Manager VI/VIR
Putnam Hartford Capital Manager VII
Putnam Hartford Asset Manager I/IR
File No. 333-50467    Putnam Hartford Capital Access I/IR
File No. 333-66939    Putnam Hartford Capital Manager Edge I/IR
Putnam Hartford Capital Manager Edge II
File No. 333-39604    Putnam Hartford Capital Manager Outlook I/IR
File No. 033-73566    Putnam Hartford Capital Manager V
File No. 033-17207    Putnam Hartford Capital Manager I-IV

Hartford Life and Annuity Insurance Company Separate Account Ten (“Registrant”)
File No. 333-101930    Putnam Hartford Capital Access II/IIR
File No. 333-101941    Putnam Hartford Capital Manager Edge II/IIR
File No. 333-101947    Putnam Hartford Capital Manager Plus II/IIR
File No. 333-101953    Putnam Hartford Capital Manager Outlook II/IIR
File No. 333-69429    Putnam Hartford Capital Manager VI/VIR
Putnam Hartford Capital Manager VII
File No. 333-50465    Putnam Hartford Capital Access I/IR
File No. 333-66935    Putnam Hartford Capital Manager Edge I/IR
Putnam Hartford Capital Manager Edge II
File No. 333-39608    Putnam Hartford Capital Manager Outlook I/IR
File No. 033-73572    Putnam Hartford Capital Manager V
File No. 033-60702    Putnam Hartford Capital Manager III-IV